Acquisitions and Dispositions (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Supplemental Pro Forma Information
Total revenues - Pro forma	$ 64,680	$ 54,282
Income (loss) from continuing operations, net of income tax attributable to common shareholders - Pro forma	$ 3,888	$ (1,353)
Basic	$ 3.60	$ (1.29)
Diluted	$ 3.57	$ (1.29)